Loans and advances and deposits held at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	£ 134,267	£ 141,636
Financial liabilities at amortised cost	244,738	213,897
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	244,696	213,881
Banks [member] | Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	17,348	18,144
Customers [member] | Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	227,348	195,737
Loans and advances [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	9,003	9,722
Loans and advances [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	110,101	121,015
Debt securities [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	£ 15,163	£ 10,899